Offerings - Offering: 1	Oct. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,621,852
Proposed Maximum Offering Price per Unit	2.2834
Maximum Aggregate Offering Price	$ 5,986,736.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 826.77
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's voting common stock, par value $0.0001 per share ("Common Stock"), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) With respect to the shares of Common Stock offered by the selling stockholders, estimated at $2.2834 per share, the average of the high and low prices as reported on The Nasdaq Capital Market on October 1, 2025, for the purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.